October 25, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Investors Trust (on behalf of ING T. Rowe Price Equity Income Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING T. Rowe Price Equity Income Portfolio, a series of the Registrant, will acquire all of the assets of ING BlackRock Large Cap Value Portfolio, another series of the Registrant, in exchange for shares of ING T. Rowe Price Equity Income Portfolio and the assumption by ING T. Rowe Price Equity Income Portfolio of the liabilities of ING BlackRock Large Cap Value Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Hoang T. Pham at 202-261-3496.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe

Counsel

ING U.S. Legal Services

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